Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2017	Dec. 19, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Sales to related party							$ 2,694	$ 3,083
Receivables from affiliates			$ 44		$ 44		1,413	959
Payables to affiliates			1,123		1,123		2,298	1,658
Terex
Related Party Transaction [Line Items]
Sales to related party			50	$ 200	229	$ 1,471	1,653	2,472
Purchases from related party			1,127	2,175	4,832	6,090	8,545	9,495
Receivables from affiliates			44		44		501	388
Payables to affiliates			1,120		1,120		2,275	1,413
Terex | Terex Cross Marketing Agreement
Related Party Transaction [Line Items]
Annual fee		$ 250
Annual escalations percentage		3.00%
Percentage of net incremental sales		0.20%
Agreement term		5 years
Additional renewal term		1 year
Service expense			$ 296	170	888	1,150	$ 1,648	1,960
Terex | Terex Services Agreement
Related Party Transaction [Line Items]
Additional renewal term			1 year				1 year
Service expense			$ 320	311	1,010	960	$ 1,418	1,472
Terex | Winddown Agreement
Related Party Transaction [Line Items]
Notice period to related party service termination	6 months
Notice period from related party service termination	6 months
Manitex
Related Party Transaction [Line Items]
Sales to related party			1	1	24	1,147	1,041	611
Charges recorded in statement of operations			567	$ 616	2,153	$ 2,326	2,906	2,991
Receivables from affiliates			0		0		912	571
Payables to affiliates			$ 3		$ 3		$ 23	$ 245